Accounts Receivable (Movement of Allowance for Doubtful Accounts, Net) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ACCOUNTS RECEIVABLE [Abstract]
Balance at beginning of year	5,952	6,636	3,109
Add: Current year additions	990	232	3,696
Less: Current year write-offs	(3,108)	(672)	(204)
Foreign currency translation	(88)	(244)	35
Balance at end of year	3,746	5,952	6,636